Operating leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Lessee, Lease, Description [Line Items]
Total lease cost	$ 14,937	$ 7,578
Early termination options reasonably certain to be exercised	0	4,200
Right-of-use assets obtained in exchange for lease obligations	$ 6,800	$ 2,900
Weighted average remaining lease term	6 years 11 months 1 day
Weighted average discount rate	2.48%
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities
Other liabilities
Lessee, Lease, Description [Line Items]
Operating lease liabilities	$ 48,600	$ 23,800
Selling, general and administration costs
Lessee, Lease, Description [Line Items]
Total lease cost	48,000	7,000
Direct costs
Lessee, Lease, Description [Line Items]
Total lease cost	$ 600	$ 600